Affiliated Companies and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2015
Summary of Financial Information for Affiliated Companies Accounted for by Equity Method

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2014	2015
Current assets	10,813,254	11,380,649
Noncurrent assets	10,172,524	11,890,150

Total assets	20,985,778	23,270,799

Current liabilities	7,120,877	7,330,762
Long-term liabilities and noncontrolling interests	5,217,723	5,965,242
Affiliated companies accounted for by the equity method shareholders’ equity	8,647,178	9,974,795

Total liabilities and shareholders’ equity	20,985,778	23,270,799

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,429,576	2,691,222

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Net revenues	24,242,046	28,289,687	30,163,457

Gross profit	2,620,892	3,385,048	3,614,946

Net income attributable to affiliated companies accounted for by the equity method	705,249	963,003	966,133

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	231,519	318,376	308,545

Entities Comprising Significant Portion of Toyota's Investment in Affiliated Companies and Percentage of Ownership

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2014	2015
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.7%	24.6%
Aisin Seiki Co., Ltd.	23.4%	23.3%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Account Balances and Transactions with Affiliated Companies

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2014	2015
Trade accounts and notes receivable, and other receivables	253,312	266,999
Accounts payable and other payables	599,334	635,878

	Yen in millions
	For the years ended March 31,
	2013	2014	2015
Net revenues	1,926,854	1,854,708	1,785,238
Purchases	4,020,138	4,289,583	5,065,613